Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Inventories [Abstract]
INVENTORIES	NOTE 4 — INVENTORIES Inventories consist of the following:
	September 30, 2025	December 31, 2024
Medicines, consumables and reagents for clinical and laboratory analyses	$86,977	$80,813
	$86,977	$80,813
NOTE 5 — INVENTORIES Inventories consist of the following:
	December 31,
	2024	2023
Medicines, consumables and reagents for clinical and laboratory analyses	$80,813	$126,264
	$80,813	$126,264